Note 4(b) - Vessels, Net	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4
(b). Vessels, net:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2017	164,694	(9,759)	154,935
— Depreciation	-	(3,002)	(3,002)
Balance, June 30, 2018	164,694	(12,761)	151,933

The Company's vessels have been mortgaged as security under its loan facilities (see Note
7
).